Significant Accounting Policies (Schedule of Property and Equipment, Net of Accumulated Depreciation and Amortization) (Detail)	12 Months Ended
Dec. 31, 2011
Equipment Under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Useful Life	Shorter of useful life or term of lease
Method of depreciation	Straight line method
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Method of depreciation	Straight line method
Software Licenses [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Method of depreciation	Straight line method
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Method of depreciation	Straight line method
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Life	Shorter of useful life or term of lease
Method of depreciation	Straight line method